Shareholder Report, Holdings (Details)	May 31, 2026
Thompson LargeCap Fund | Alphabet Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Thompson LargeCap Fund | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Thompson LargeCap Fund | Apple Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Thompson LargeCap Fund | UnitedHealth Group Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Thompson LargeCap Fund | Citigroup Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Thompson LargeCap Fund | Qualcomm Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Thompson LargeCap Fund | NXP Semiconductors N.V. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Thompson LargeCap Fund | LKQ Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Thompson LargeCap Fund | Pfizer Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Thompson LargeCap Fund | Warner Bros. Discovery, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Thompson LargeCap Fund | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
Thompson LargeCap Fund | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Thompson LargeCap Fund | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Thompson LargeCap Fund | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Thompson LargeCap Fund | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Thompson LargeCap Fund | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Thompson LargeCap Fund | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Thompson LargeCap Fund | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Thompson LargeCap Fund | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Thompson LargeCap Fund | Net Other Assets & Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Thompson MidCap Fund | NXP Semiconductors N.V. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Thompson MidCap Fund | LKQ Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Thompson MidCap Fund | Viatris Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Thompson MidCap Fund | AMN Healthcare Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Thompson MidCap Fund | Neurocrine Biosciences, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Thompson MidCap Fund | Concentrix Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Thompson MidCap Fund | Kornit Digital Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Thompson MidCap Fund | Jazz Pharmaceuticals PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Thompson MidCap Fund | Flagstar Bank N.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Thompson MidCap Fund | Okta, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Thompson MidCap Fund | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Thompson MidCap Fund | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
Thompson MidCap Fund | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Thompson MidCap Fund | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Thompson MidCap Fund | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Thompson MidCap Fund | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Thompson MidCap Fund | Net Other Assets & Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Thompson MidCap Fund | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Thompson MidCap Fund | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Thompson MidCap Fund | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Thompson Bond Fund | U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Thompson Bond Fund | Lincoln National Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Thompson Bond Fund | Brean Asset Backed Securities Trust [Member[
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Thompson Bond Fund | Federal Home Loan Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Thompson Bond Fund | JPMBB Commercial Mortgage Securities Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Thompson Bond Fund | Ginnie Mae REMIC Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Thompson Bond Fund | COMM Mortgage Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Thompson Bond Fund | WFRBS Commercial Mortgage Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Thompson Bond Fund | TransCanada PipeLines Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Thompson Bond Fund | Morgan Stanley Bank of America Merrill Lynch Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Thompson Bond Fund | AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[1]
Thompson Bond Fund | AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[1]
Thompson Bond Fund | A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%	[1]
Thompson Bond Fund | BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.90%	[1]
Thompson Bond Fund | BB and Below [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%	[1]
Thompson Bond Fund | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[1]
Thompson Bond Fund | Net Other Assets & Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[1]
Thompson Bond Fund | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.20%
Thompson Bond Fund | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Thompson Bond Fund | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Thompson Bond Fund | U.S. Government & Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Thompson Bond Fund | Residential Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Thompson Bond Fund | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Thompson Bond Fund | Net Other Assets & Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%

[1]	Ratings provided by Standard & Poor’s, Moody’s, and Fitch. When ratings are available from multiple rating agencies, a conservative methodology is to be adopted: For cases where there are three distinct ratings available, use the middle-quality rating (dropping the highest and lowest ratings); if two different ratings are available, use the lower rating; if only one agency rates a holding, then use that rating. For certain securities that are not rated by any of these three agencies, credit ratings from other agencies may be used. For cases where there is not a rating available from any agency, the holding is classified as Not Rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest).